Non-Current Prepayments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Other Assets Noncurrent [Line Items]
Upfront payments for exclusive channel	$ 4,415	27,395		30,000
Estimated useful life of exclusive channel					5 years	6 years
Amortization of upfront payments for exclusive channel	903	5,600	5,600	1,400
Unamortized upfront payments for exclusive channel	$ 2,804	17,400	23,000